COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2022 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	2.0%
BANKS	0.7%
PNC Financial Services Group, Inc./The, 6.125% to 5/1/22, Series P(a),(b)		575,838	$14,580,218
Western Alliance Bancorp, 4.25% to 9/30/26, Series A(a),(b)		239,442	6,038,727

			20,618,945

FINANCIAL—INVESTMENT BANKER/BROKER	0.3%
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		342,251	9,329,762

PIPELINES	0.3%
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		385,921	9,474,361

UTILITIES—GAS	0.4%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		417,751	11,308,520

UTILITIES—ELECTRIC—FOREIGN	0.3%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(a)		114,134	3,024,551
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(a)		293,487	7,847,842

			10,872,393

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$62,168,252)			61,603,981

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	74.9%
BANKS	24.0%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a),(b)		$8,235,000	8,167,267
Bank of America Corp., 4.375% to 1/27/27, Series RR(a),(b)		7,530,000	7,455,453
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		33,971,000	36,641,291
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		40,690,000	43,156,831
Bank of America Corp., 6.30% to 3/10/26, Series DD(a),(b)		6,692,000	7,361,200
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		33,353,000	35,977,881
Bank of New York Mellon Corp./The, 3.70% to 3/20/26, Series H(a),(b)		1,930,000	1,950,033
Bank of New York Mellon Corp./The, 3.75% to 12/20/26, Series I(a),(b)		6,040,000	5,873,900
Bank of New York Mellon Corp./The, 4.70% to 9/20/25, Series G(a),(b)		7,129,000	7,530,006
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a),(b)		2,719,000	2,664,620
Citigroup, Inc., 3.875% to 2/18/26(a),(b)		20,628,000	20,132,928

	Principal Amount		Value
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b)	$4,130,000		$4,088,700
Citigroup, Inc., 4.15% to 11/15/26, Series Y(a),(b)	7,773,000		7,603,704
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)	13,504,000		13,688,195
Citigroup, Inc., 5.90% to 2/15/23(a),(b)	26,388,000		27,080,685
Citigroup, Inc., 5.95% to 1/30/23(a),(b)	42,415,000		43,475,375
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)	19,133,000		20,233,148
Citigroup, Inc., 6.30% to 5/15/24, Series M(a),(b)	5,000,000		5,160,250
Citizens Financial Group, Inc., 4.00% to 10/6/26, Series G(a),(b)	7,500,000		7,378,125
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)	48,100	†	5,016,830
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)	1,300,000		1,433,250
Comerica, Inc., 5.625% to 7/1/25(a),(b)	11,062,000		11,932,579
Corestates Capital II, 0.889% (3 Month US LIBOR + 0.65%), due 1/15/27, 144A (TruPS) (FRN)(c),(d)	15,000,000		14,578,417
Corestates Capital III, 0.726% (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(c),(d)	12,281,000		11,945,040
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(d)	7,425,000		7,944,750
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(d)	8,000	†	830,000
First Maryland Capital II, 0.982% (3 Month US LIBOR + 0.85%), due 2/1/27 (TruPS) (FRN)(c)	10,000,000		9,695,309
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)	5,005,000		4,773,519
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(a),(b)	9,692,000		9,469,084
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)	3,520,000		3,700,752
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(b)	7,752,000		8,023,320
JPMorgan Chase & Co., 3.534% (3 Month US LIBOR + 3.32%), Series V (FRN)(b),(c)	13,231,000		13,254,928
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a),(b)	3,433,000		3,308,966
JPMorgan Chase & Co., 3.769% (3 Month US LIBOR + 3.47%), Series I (FRN)(b),(c)	13,482,000		13,549,084
JPMorgan Chase & Co., 3.931% (3 Month US LIBOR + 3.80%), Series Z (FRN)(b),(c)	23,486,000		23,486,000
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)	5,766,000		5,996,640
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)	16,170,000		17,170,519
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)	45,085,000		48,300,688
KeyCorp Capital I, 0.954% (3 Month US LIBOR + 0.74%), due 7/1/28, (TruPS) (FRN)(c)	17,390,000		16,860,150
M&T Bank Corp., 3.50% to 9/1/26(a),(b)	2,907,000		2,740,167
PNC Financial Services Group, Inc./The, 3.40% to 9/15/26, Series T(a),(b)	2,398,000		2,266,086

		Principal Amount	Value
PNC Financial Services Group, Inc./The, 3.810% (3 Month US LIBOR + 3.678%), Series O (FRN)(b),(c)		$27,171,000	$27,363,336
SVB Financial Group, 4.00% to 5/15/26, Series C(a),(b)		16,710,000	16,262,506
SVB Financial Group, 4.25% to 11/15/26, Series D(a),(b)		17,990,000	17,742,638
Truist Bank, 0.853% (3 Month US LIBOR + 0.650%), due 3/15/28 (TruPS) (FRN)(c)		20,003,000	19,430,668
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		36,294,000	38,505,030
US Bancorp, 3.70% to 1/15/27(a),(b)		8,810,000	8,488,435
Wells Fargo & Co., 0.741% (3 Month US LIBOR + 0.500%), due 1/15/27 (FRN)(c)		12,920,000	12,641,337
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		56,598,000	56,092,863
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		5,000,000	5,357,750

			743,780,233

BANKS—FOREIGN	19.0%
Banco Mercantil del Norte SA/Grand Cayman, 5.875% to 1/24/27, 144A (Mexico)(a),(b),(d),(e)		3,200,000	3,076,000
Banco Mercantil del Norte SA/Grand Cayman, 6.875% to 7/6/22, 144A (Mexico)(a),(b),(d),(e)		4,000,000	4,035,520
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a),(b),(e)		9,000,000	8,671,500
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		6,600,000	7,028,373
Bank of Montreal, 4.30% to 10/26/25, due 11/26/80 (Canada)(a)		17,300,000	13,812,917
Bank of Montreal, 4.80% to 8/25/24 (Canada)(a),(b)		8,000,000	8,126,000
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)		11,985,000	12,524,325
Barclays PLC, 5.875% to 9/15/24 (United Kingdom)(a),(b),(e),(f)		2,000,000	2,771,031
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(e)		7,200,000	7,665,840
Barclays PLC, 6.375% to 12/15/25 (United Kingdom)(a),(b),(e),(f)		3,200,000	4,583,955
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)(a),(b),(e),(f)		5,000,000	6,997,680
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)		23,225,000	23,389,061
Barclays PLC, 7.875% to 9/15/22 (United Kingdom)(a),(b),(e),(f)		4,000,000	5,565,888
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)		13,400,000	14,635,748
BNP Paribas SA, 4.625% to 1/12/27, 144A (France)(a),(b),(d),(e)		1,600,000	1,576,800
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(d),(e)		12,700,000	13,442,315
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(d),(e)		13,200,000	13,276,692
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(e)		12,200,000	13,651,739
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(e)		25,600,000	27,517,184
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(e)		26,400,000	28,690,860
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)		29,400,000	29,855,406

	Principal Amount	Value
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(e)	$31,610,000	$32,949,948
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(d),(e)	5,000,000	5,342,475
Deutsche Bank AG, 4.50% to 11/30/26 (Germany)(a),(b),(e),(f)	1,400,000	1,549,024
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)	17,300,000	17,442,725
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)	9,600,000	10,162,512
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(e)	11,200,000	11,783,352
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(e)	8,600,000	9,215,158
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(e),(f)	12,600,000	13,434,750
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)	18,800,000	19,013,756
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(e)	5,400,000	5,940,000
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)	10,600,000	11,516,794
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)	9,400,000	10,431,014
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(e)	8,000,000	8,444,800
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)	10,751,000	12,125,247
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(e)	8,200,000	9,127,666
Royal Bank of Canada, 3.65% to 10/24/26, due 11/24/81 (Canada)(a)	9,600,000	7,163,428
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(a)	19,150,000	15,466,282
Societe Generale SA, 4.75% to 5/26/26, 144A (France)(a),(b),(d),(e)	8,800,000	8,715,608
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(e)	29,400,000	31,563,840
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(e)	10,600,000	11,977,311
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(e)	27,800,000	29,270,898
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(a),(b),(e),(f)	7,000,000	7,131,250
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(a),(b),(e),(f)	4,600,000	4,877,035
UBS Group AG, 4.875% to 2/12/27, 144A (Switzerland)(a),(b),(d),(e)	4,600,000	4,605,060
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)	5,000,000	5,443,090
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(e)	25,450,000	26,915,284

		Principal Amount	Value
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		$6,000,000	$6,536,082

			589,039,223

ELECTRIC	3.3%
American Electric Power Co., Inc., 2.031%, due 3/15/24		19,180,000	19,214,080
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(a)		7,700,000	7,561,048
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(b)		13,039,000	13,169,390
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		7,552,000	7,778,560
Duke Energy Corp., 3.25% to 1/15/27, due 1/15/82(a)		36,000	33,699
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		8,790,000	9,075,675
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(a)		10,524,000	10,357,527
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(a)		12,451,000	12,181,685
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(a)		8,140,000	8,221,481
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(a)		15,433,000	15,393,978

			102,987,123

ELECTRIC—FOREIGN	1.2%
Electricite de France SA, 4.00% to 7/4/24 (France)(a),(b),(f)		5,000,000	5,828,028
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(a),(b),(d)		8,650,000	8,801,375
Electricite de France SA, 6.00% to 1/29/26, Series EMTN (France)(a),(b),(f)		9,000,000	12,616,280
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(a)		9,120,000	10,317,000

			37,562,683

FINANCIAL	4.6%
CREDIT CARD	0.3%
American Express Co., 3.55% to 9/15/26(a),(b)		8,322,000	7,989,120

DIVERSIFIED FINANCIAL SERVICES	0.3%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(a),(d)		5,035,000	5,053,467
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(a),(d)		5,020,000	5,000,645

			10,054,112

		Principal Amount	Value
INVESTMENT BANKER/BROKER	4.0%
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		$43,571,000	$43,099,562
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		57,274,000	61,798,646
Charles Schwab Corp./The, 7.00% (3 Month US LIBOR + 4.82%) (FRN)(b),(c)		13,650,000	13,769,437
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, due 6/15/29, 144A(d)		5,000,000	4,900,900

			123,568,545

TOTAL FINANCIAL			141,611,777

FINANCIAL—FOREIGN	0.5%
Julius Baer Group Ltd., 4.875% to 10/8/26 (Switzerland)(a),(b),(e),(f)		13,837,000	14,058,323

INSURANCE	14.4%
FINANCE	0.2%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(a),(d)		7,004,000	6,909,726

LIFE/HEALTH INSURANCE	5.0%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		8,810,000	9,074,300
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(a)		18,477,000	19,095,190
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45(a)		9,812,000	10,387,769
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(a)		43,369,000	44,912,058
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(a)		49,199,000	50,068,825
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(d)		9,770,000	9,305,925
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(a)		12,564,000	12,816,725

			155,660,792

LIFE/HEALTH INSURANCE—FOREIGN	4.6%
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(b),(d)		25,250,000	27,078,352
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(f)		11,200,000	11,979,184
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(a),(b),(d)		4,000,000	4,110,852
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(a),(d)		11,730,000	12,745,447
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(a),(d)		33,550,000	34,285,248
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(a),(d)		10,000,000	10,667,050
Prudential PLC, 4.875%, Series EMTN (United Kingdom)(b),(f)		15,700,000	16,019,338

		Principal Amount	Value
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(e),(f)		$8,200,000	$7,990,736
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(a),(d)		15,300,000	16,421,796

			141,298,003

MULTI-LINE	0.7%
Hartford Financial Services Group, Inc./The, 2.281% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		22,221,000	21,393,024

PROPERTY CASUALTY	0.2%
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)		7,480,000	7,391,820

PROPERTY CASUALTY—FOREIGN	3.3%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(f)		10,100,000	10,375,578
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan)(a),(d)		39,390,000	39,675,381
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(d)		8,700,000	9,222,000
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(a),(f)		22,461,000	24,457,671
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43, 144A (Australia)(a),(d)		7,690,000	8,343,650
Sompo Japan Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(a),(d)		8,650,000	9,028,394

			101,102,674

REINSURANCE	0.4%
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(a),(d)		11,622,000	11,596,448

TOTAL INSURANCE			445,352,487

INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
AT&T, Inc., 2.875% to 3/2/25, Series B(a),(b)		6,000,000	6,688,563

OIL & GAS—FOREIGN	1.0%
BP Capital Markets PLC, 4.25% to 3/22/27 (United Kingdom)(a),(b),(f)		9,000,000	12,277,623
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		19,012,000	19,534,830

			31,812,453

		Principal Amount	Value
PIPELINES—FOREIGN	1.4%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(a)		$3,500,000	$3,717,605
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(a)		4,369,000	4,680,288
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(a)		8,000,000	8,430,000
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a)		25,019,000	26,782,840

			43,610,733

REAL ESTATE—RETAIL—FOREIGN	0.4%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(a),(d)		13,500,000	13,871,250

TELECOMMUNICATION—COMMUNICATIONS—FOREIGN	0.5%
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(a),(f)		13,200,000	13,914,120

UTILITIES	4.4%
ELECTRIC	1.9%
Edison International, 5.00% to 12/15/26, Series B(a),(b)		8,115,000	8,104,288
Edison International, 5.375% to 3/15/26, Series A(a),(b)		9,173,000	9,316,328
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(a)		14,580,000	14,232,452
Sempra Energy, 4.875% to 10/15/25(a),(b)		26,205,000	27,474,632

			59,127,700

ELECTRIC—FOREIGN	2.5%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(a)		15,516,000	15,347,172
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(a),(d)		51,860,000	57,150,238
Iberdrola International BV, 1.874% to 1/28/26, Series NC5 (Spain)(a),(b),(f)		3,100,000	3,493,022

			75,990,432

TOTAL UTILITIES			135,118,132

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$2,324,150,323)			2,319,407,100

CORPORATE BONDS	18.9%
COMMUNICATIONS—TOWERS	1.1%
American Tower Corp., 1.45%, due 9/15/26		6,500,000	6,252,516
American Tower Corp., 2.75%, due 1/15/27		3,000,000	3,030,953
American Tower Corp., 3.125%, due 1/15/27		5,000,000	5,126,454

		Principal Amount	Value
SBA Communications Corp., 3.875%, due 2/15/27		$19,700,000	$19,929,012

			34,338,935

CONSUMER STAPLES	0.2%
7-Eleven, Inc., 0.80%, due 2/10/24, 144A(d)		5,580,000	5,471,975

CONSUMER—CYCLICAL	0.2%
Target Corp., 1.95%, due 1/15/27		4,740,000	4,738,934

ELECTRIC	2.2%
Dominion Energy, Inc., 1.45%, due 4/15/26, Series A		7,000,000	6,797,251
Dominion Energy, Inc., 3.071%, due 8/15/24		6,478,000	6,645,705
DTE Energy Co., 2.529%, due 10/1/24, Series C		5,900,000	5,989,659
Georgia Power Co., 2.20%, due 9/15/24, Series A		7,000,000	7,051,665
NextEra Energy Capital Holdings, Inc., 0.65%, due 3/1/23		13,000,000	12,947,905
Southern California Edison Co., 0.70%, due 4/3/23		12,390,000	12,269,857
Southern California Edison Co., 1.10%, due 4/1/24		15,250,000	15,058,046

			66,760,088

ELECTRIC—FOREIGN	0.2%
Emera US Finance LP, 0.833%, due 6/15/24 (Canada)		6,450,000	6,293,958

ENERGY	0.1%
East Ohio Gas Co./The, 1.30%, due 6/15/25, 144A(d)		4,270,000	4,162,899

FINANCIAL	2.3%
DIVERSIFIED FINANCIAL SERVICES	2.2%
BGC Partners, Inc., 3.75%, due 10/1/24		7,000,000	7,217,099
BGC Partners, Inc., 4.375%, due 12/15/25		4,000,000	4,238,331
Ford Motor Credit Co. LLC, 3.37%, due 11/17/23		5,635,000	5,656,300
Ford Motor Credit Co. LLC, 3.375%, due 11/13/25		7,000,000	7,019,670
Ford Motor Credit Co. LLC, 2.30%, due 2/10/25		29,200,000	28,695,278
General Motors Financial Co., Inc., 1.199% (3 Month US LIBOR + 0.99%), due 1/5/23 (FRN)(c)		3,875,000	3,891,714

		Principal Amount	Value
General Motors Financial Co., Inc., 1.25%, due 1/8/26		$6,650,000	$6,362,483
General Motors Financial Co., Inc., 1.528% (3 Month US LIBOR + 1.31%), due 6/30/22 (FRN)(c)		4,461,000	4,480,748

			67,561,623

INVESTMENT BANKER/BROKER	0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, due 2/1/27, 144A(d)		3,000,000	2,926,560

TOTAL FINANCIAL			70,488,183

FINANCIAL—FOREIGN	0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%,, due 10/29/24, 1.65 (Ireland)		19,120,000	18,797,355

INTEGRATED TELECOMMUNICATIONS SERVICES	2.0%
AT&T, Inc., 0.90%, due 3/25/24		23,000,000	22,595,693
T-Mobile USA, Inc., 2.25%, due 2/15/26		6,420,000	6,197,772
T-Mobile USA, Inc., 2.625%, due 4/15/26		10,000,000	9,815,850
T-Mobile USA, Inc., 3.50%, due 4/15/25		7,000,000	7,271,733
Verizon Communications, Inc., 1.256% (3 Month US LIBOR + 1.10%), due 5/15/25 (FRN)(c)		16,525,000	16,878,461

			62,759,509

PIPELINES—FOREIGN	0.3%
Enbridge, Inc., 1.60%, due 10/4/26 (Canada)		9,940,000	9,637,146

REAL ESTATE	8.6%
DIVERSIFIED	0.5%
American Finance Trust, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/28, 144A(d)		7,695,000	7,475,808
CTR Partnership LP/CareTrust Capital Corp., 3.875%, due 6/30/28, 144A(d)		5,350,000	5,304,498
National Retail Properties, Inc., 3.90%, due 6/15/24		3,760,000	3,933,504

			16,713,810

FINANCE	1.1%
CyrusOne LP/CyrusOne Finance Corp., 2.90%, due 11/15/24		5,000,000	5,161,675
Newmark Group, Inc., 6.125%, due 11/15/23		17,310,000	18,279,360

		Principal Amount	Value
Retail Opportunity Investments Partnership LP, 4.00%, due 12/15/24		$10,200,000	$10,570,833

			34,011,868

HEALTH CARE	1.3%
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, due 8/1/26		1,600,000	1,648,000
Sabra Health Care LP, 5.125%, due 8/15/26		8,433,000	9,130,375
Welltower, Inc., 3.625%, due 3/15/24		10,060,000	10,436,837
Welltower, Inc., 4.00%, due 6/1/25		9,344,000	9,924,221
Welltower, Inc., 4.50%, due 1/15/24		8,289,000	8,698,084

			39,837,517

HOTEL	0.1%
RLJ Lodging Trust LP, 3.75%, due 7/1/26, 144A(d)		3,150,000	3,062,115

NET LEASE	1.8%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, due 12/15/27, 144A(d)		11,550,000	11,127,874
Highwoods Realty LP, 3.625%, due 1/15/23		5,000,000	5,085,985
Realty Income Corp., 4.60%, due 2/6/24		9,200,000	9,683,408
Realty Income Corp., 4.875%, due 6/1/26		6,996,000	7,753,981
VICI Properties LP/VICI Note Co., Inc., 3.50%, due 2/15/25, 144A(d)		6,249,000	6,232,393
VICI Properties LP/VICI Note Co., Inc., 3.75%, due 2/15/27, 144A(d)		6,500,000	6,449,950
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/26, 144A(d)		2,650,000	2,683,483
WP Carey, Inc., 4.60%, due 4/1/24		6,860,000	7,226,920

			56,243,994

OFFICE	1.3%
Alexandria Real Estate Equities, Inc., 3.80%, due 4/15/26		5,000,000	5,345,837
Brandywine Operating Partnership LP, 3.95%, due 2/15/23		1,000,000	1,020,527
Kilroy Realty LP, 3.45%, due 12/15/24		25,393,000	26,184,127
SL Green Operating Partnership LP, 3.25%, due 10/15/22		8,190,000	8,299,064

			40,849,555

		Principal Amount	Value
RETAIL	0.2%
Retail Opportunity Investments Partnership LP, 5.00%, due 12/15/23		$6,600,000	$6,904,756

SELF STORAGE	0.3%
CubeSmart LP, 4.00%, due 11/15/25		7,789,000	8,269,850

SHOPPING CENTERS	1.4%
COMMUNITY CENTER	1.2%
Federal Realty Investment Trust, 3.95%, due 1/15/24		9,200,000	9,541,671
Weingarten Realty Investors, 2.70%, due 3/1/24		4,500,000	4,585,955
Weingarten Realty Investors, 3.375%, due 10/15/22		5,300,000	5,360,427
Weingarten Realty Investors, 3.50%, due 4/15/23		8,635,000	8,797,501
Weingarten Realty Investors, 3.85%, due 6/1/25		5,550,000	5,805,241
Weingarten Realty Investors, 4.45%, due 1/15/24		2,362,000	2,460,209

			36,551,004

REGIONAL MALL	0.2%
Brookfield Property REIT, Inc., 5.75%, due 5/15/26, 144A(d)		6,426,000	6,436,313

TOTAL SHOPPING CENTERS			42,987,317

SPECIALTY	0.6%
Equinix, Inc., 1.00%, due 9/15/25		6,000,000	5,748,136
Equinix, Inc., 2.625%, due 11/18/24		12,046,000	12,234,718

			17,982,854

TOTAL REAL ESTATE			266,863,636

TELECOMMUNICATION—COMMUNICATIONS—FOREIGN	0.2%
Vodafone Group PLC, 2.625% to 5/27/26, due 8/27/80 (United Kingdom)(a),(f)		5,300,000	5,931,780

		Principal Amount	Value
UTILITIES	0.9%
National Rural Utilities Cooperative Finance Corp., 1.00%, due 10/18/24, Series D		$9,520,000	$9,381,748
National Rural Utilities Cooperative Finance Corp., 1.875%, due 2/7/25, Series MTN		18,920,000	18,919,432

			28,301,180

TOTAL CORPORATE BONDS (Identified cost—$588,807,616)			584,545,578

		Shares
SHORT-TERM INVESTMENTS	3.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(g)		106,010,603	106,010,603

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$106,010,603)			106,010,603

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$3,081,136,794)	99.2%		3,071,567,262
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		24,814,002

NET ASSETS	100.0%		$3,096,381,264

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	51,470,374	USD	40,747,311	2/2/22	$256,155
Brown Brothers Harriman	EUR	24,234,111	USD	27,575,753	2/2/22	349,932
Brown Brothers Harriman	GBP	34,651,041	USD	46,922,187	2/2/22	320,021
Brown Brothers Harriman	USD	36,788,154	CAD	46,782,392	2/2/22	15,020
Brown Brothers Harriman	USD	3,667,457	CAD	4,687,982	2/2/22	20,525
Brown Brothers Harriman	USD	1,374,657	EUR	1,213,049	2/2/22	(11,857)
Brown Brothers Harriman	USD	2,379,956	EUR	2,135,095	2/2/22	18,717
Brown Brothers Harriman	USD	23,415,466	EUR	20,885,967	2/2/22	48,880
Brown Brothers Harriman	USD	46,494,074	GBP	34,651,041	2/2/22	108,093
Brown Brothers Harriman	CAD	46,737,605	USD	36,749,178	3/2/22	(18,243)
Brown Brothers Harriman	EUR	20,926,399	USD	23,472,095	3/2/22	(50,816)
Brown Brothers Harriman	GBP	33,990,470	USD	45,595,496	3/2/22	(109,907)

						$946,520

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Security converts to floating rate after the indicated fixed-rate coupon period.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Variable rate. Rate shown is in effect at January 31, 2022.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $683,868,443 which represents 22.1% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $553,995,330 or 17.9% of the net assets of the Fund.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $294,560,789 which represents 9.5% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	59.8
United Kingdom	7.2
France	5.7
Japan	5.2
Canada	5.0
Switzerland	4.1
Netherlands	2.1
Italy	2.0
Australia	1.8
Spain	0.6
Ireland	0.6
Norway	0.6
Other (includes short-term investments)	5.3

100.0

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at value:

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value	$61,603,981	$61,603,981	$—	$—
Preferred Securities—Capital Securities	2,319,407,100	—	2,319,407,100	—
Corporate Bonds	584,545,578	—	584,545,578	—
Short-Term Investments	106,010,603	—	106,010,603	—

Total Investments in Securities(a)	$3,071,567,262	$61,603,981	$3,009,963,281	$—

Forward Foreign Currency Exchange Contracts	$1,137,343	$—	$1,137,343	$—

Total Derivative Assets(a)	$1,137,343	$—	$1,137,343	$—

Forward Foreign Currency Exchange Contracts	$(190,823)	$—	$(190,823)	$—

Total Derivative Liabilities(a)	$(190,823)	$—	$(190,823)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Food
Balance as of April 30, 2021	$1,507,500
Sales	(1,500,000)
Realized Gain (Loss)	(103,125)
Change in unrealized appreciation (depreciation)	95,625

Balance as of January 31, 2022	$—

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended January 31, 2022:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$104,886,536